FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04707

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Advisor Series II

Fund Name: Fidelity Advisor Strategic Income Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2006

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Advisor Series II

BY:  /s/ CHRISTINE REYNOLDS*
CHRISTINE REYNOLDS, PRESIDENT AND TREASURER
DATE: 08/08/2006 07:06:15 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 31, 2006 AND FILED HEREWITH.

EXHIBIT A

VOTE SUMMARY REPORT
Fidelity Advisor Strategic Income Fund
07/01/2005 - 06/30/2006

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: CENTERPLATE, INC. MEETING DATE: 05/18/2006
TICKER: CVP SECURITY ID: 15200E204
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT FELIX P. CHEE AS A DIRECTOR	Management	For	For
1.2	ELECT SUE LING GIN AS A DIRECTOR	Management	For	For
1.3	ELECT ALFRED POE AS A DIRECTOR	Management	For	For
1.4	ELECT JANET L. STEINMAYER AS A DIRECTOR	Management	For	For
1.5	ELECT PETER F. WALLACE AS A DIRECTOR	Management	For	For
1.6	ELECT DAVID M. WILLIAMS AS A DIRECTOR	Management	For	For
1.7	ELECT GLENN R. ZANDER AS A DIRECTOR	Management	For	For
2	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP TO SERVE AS THE COMPANY S INDEPENDENT ACCOUNTANTS FOR THE YEAR ENDING JANUARY 2, 2007.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: COINMACH SERVICE CORP. MEETING DATE: 07/27/2005
TICKER: DRY SECURITY ID: 19259W107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT STEPHEN R. KERRIGAN AS A DIRECTOR	Management	For	For
1.2	ELECT JAMES N. CHAPMAN AS A DIRECTOR	Management	For	For
1.3	ELECT DAVID A. DONNINI AS A DIRECTOR	Management	For	For
1.4	ELECT WOODY M. MCGEE AS A DIRECTOR	Management	For	For
1.5	ELECT BRUCE V. RAUNER AS A DIRECTOR	Management	For	For
1.6	ELECT JOHN R. SCHEESSELE AS A DIRECTOR	Management	For	For
2	RATIFICATION OF ERNST & YOUNG LLP TO SERVE AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING MARCH 31, 2006.	Management	For	For
3	IN THEIR DISCRETION, PROXIES HAVE AUTHORITY TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR OF ANY ADJOURNMENT OR POSTPONEMENT THEREOF.	Management	For	Abstain
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: DIGITALGLOBE, INC. MEETING DATE: 06/15/2006
TICKER: -- SECURITY ID: 25389M109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT PAUL M. ALBERT, JR. AS A DIRECTOR	Management	For	For
1.2	ELECT CHARLES BAKER AS A DIRECTOR	Management	For	For
1.3	ELECT ANNE KARALEKAS AS A DIRECTOR	Management	For	For
1.4	ELECT FUMINOBU KOMURA AS A DIRECTOR	Management	For	For
1.5	ELECT MICHAEL J. PETRICK AS A DIRECTOR	Management	For	For
1.6	ELECT WALTER S. SCOTT AS A DIRECTOR	Management	For	For
1.7	ELECT JILL D. SMITH AS A DIRECTOR	Management	For	For
1.8	ELECT EDDY ZERVIGON AS A DIRECTOR	Management	For	For
2	TO APPROVE THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP TO SERVE AS THE INDEPENDENT AUDITORS OF THE COMPANY, TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING OF STOCKHOLDERS HELD IN 2007.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY CASH CENTRAL FUND MEETING DATE: 02/15/2006
TICKER: -- SECURITY ID: 31635A105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	None
1.2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	None
1.3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	None
1.4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	None
1.5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	None
1.6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	None
1.7	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	None
1.8	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	None
1.9	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	None
1.10	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	None
1.11	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	None
1.12	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	None
1.13	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: NTL INCORPORATED MEETING DATE: 03/02/2006
TICKER: NTLI SECURITY ID: 62940M104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO ADOPT THE AMENDED AND RESTATED AGREEMENT AND PLAN OF MERGER, DATED AS OF DECEMBER 14, 2005, AS AMENDED BY AMENDMENT NO.1 THERETO, AMONG TELEWEST GLOBAL INC., NTL INCORPORATED, NEPTUNE BRIDGE BORROWER LLC AND, FOR CERTAIN LIMITED PURPOSES, MERGER SUB INC.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: NTL INCORPORATED MEETING DATE: 05/18/2006
TICKER: NTLI SECURITY ID: 62941W101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT EDWIN M. BANKS AS A DIRECTOR	Management	For	Withhold
1.2	ELECT STEPHEN A. BURCH AS A DIRECTOR	Management	For	Withhold
1.3	ELECT SIMON P. DUFFY AS A DIRECTOR	Management	For	Withhold
1.4	ELECT CHARLES C. GALLAGHER AS A DIRECTOR	Management	For	Withhold
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	Management	For	For
3	ADOPTION OF SHARE ISSUANCE FEATURE OF THE NTL INCORPORATED 2006 BONUS SCHEME.	Management	For	For
4	APPROVAL OF THE NTL INCORPORATED 2006 STOCK INCENTIVE PLAN.	Management	For	Against
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: TELEWEST GLOBAL, INC. MEETING DATE: 03/02/2006
TICKER: TLWT SECURITY ID: 87956T107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO AMEND AND RESTATE THE CERTIFICATE OF INCORPORATION OF TELEWEST GLOBAL, INC. TO RECLASSIFY EACH SHARE OF TELEWEST COMMON STOCK ISSUED AND OUTSTANDING IMMEDIATELY PRIOR TO THE EFFECTIVE TIME OF THE RECLASSIFICATION, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT/PROSPECTUS.	Management	For	For
2	TO AUTHORIZE THE ISSUANCE OF SHARES OF TELEWEST NEW COMMON STOCK IN THE MERGER OF NEPTUNE BRIDGE BORROWER LLC WITH NTL INCORPORATED AS CONTEMPLATED BY THE AMENDED AND RESTATED AGREEMENT AND PLAN OF MERGER DATED AS OF DECEMBER 14, 2005, AS AMENDED BY AMENDMENT NO. 1, THERETO, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT/PROSPECTUS.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VIII

Fidelity California Municipal Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2006.

WITNESS my hand on this 31st of July 2006.

/s/ Christine Reynolds

Christine Reynolds

Treasurer